Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.72%
Past 5 years	5.61%
Past 10 years	4.89%
Fidelity Managed Retirement 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.68%
Past 5 years	4.41%
Past 10 years	3.24%
Fidelity Managed Retirement 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.45%
Past 5 years	4.02%
Past 10 years	3.41%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNK
Average Annual Return:
Past 1 year	10.97%
Past 5 years	5.88%
Past 10 years	5.31%